Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Revenues and Adjusted EBITDA by Segment

	Year ended December 31,

	2022	2021
Revenues
Legal Professionals	2,803	2,712
Corporates	1,536	1,440
Tax & Accounting Professionals	986	915
Reuters News	733	694
Global Print	592	609
Eliminations/Rounding	(23)	(22)
Revenues	6,627	6,348

Adjusted EBITDA
Legal Professionals	1,227	1,091
Corporates	578	496
Tax & Accounting Professionals	451	379
Reuters News	154	103
Global Print	212	226
Total reportable segments adjusted EBITDA	2,622	2,295
Corporate costs	(293)	(325)
Fair value adjustments (see note 5)	18	8
Depreciation	(140)	(177)
Amortization of computer software	(485)	(474)
Amortization of other identifiable intangible assets	(99)	(119)
Other operating gains, net	211	34
Operating profit	1,834	1,242
Net interest expense	(196)	(196)
Other finance income	444	8
Share of post-tax (losses) earnings in equity method investments	(432)	6,240
Tax expense	(259)	(1,607)
Earnings from continuing operations	1,391	5,687

Summary of Revenues by Classes of Similar Products or Services
Revenues by Classes of Similar Products or Services
The following table sets forth revenues by major type:

	Year ended December 31,

	2022	2021
Electronic, software & services	6,035	5,739
Global Print	592	609
Total	6,627	6,348

Summary of geographical information

Geographic Information	Non-Current Assets (1)
	December 31,
	2022	2021 (2)
U.S.	12,141	12,717
Canada (country of domicile)	1,048	1,047
Other	186	174
Americas (North America, Latin America, South America)	13,375	13,938
Switzerland	2,000	1,908
U.K.	1,241	1,454
Other	42	43
EMEA (Europe, Middle East and Africa)	3,283	3,405
Asia Pacific	116	125
Total	16,774	17,468
(1)
Non-current
assets are primarily comprised of property and equipment, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.
(2) Amounts have been reclassified to reflect the current presentation.